Details of Income Statement Items (Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income and expenses [Abstract]
Capital gain from divestitures of subsidiaries and loss of control	$ 54	$ 0	$ 215
Insurance compensation	30	30	20
Retroactive electricity charges	6	16	0
Past service cost	0	14	0
Other	19	11	15
Other income recorded in the income statements	109	71	250
Write-down and impairment of assets	32	489	90
Provision for legal claims	25	8	8
Provision for early retirement and dismissal of employees	20	39	48
Environment related provision	7	0	0
Provision in respect of prior periods resulting from an arbitration decision	6	13	10
Provision for historical waste removal	0	51	20
Retroactive electricity charges	0	0	20
Other	0	18	15
Other expenses recorded in the income statements	$ 90	$ 618	$ 211